Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of June 30, 2024				As of December, 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,285	2,285	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$2,285	$2,285	$—	$—	$2,414	$2,414

Earn-out rights	—	—	15,764	15,764	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$15,764	$19,264	$4,920	$1,080	$155,402	$161,402

Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of June 30, 2024				As of December, 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,285	2,285	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$2,285	$2,285	$—	$—	$2,414	$2,414

Earn-out rights	—	—	15,764	15,764	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$15,764	$19,264	$4,920	$1,080	$155,402	$161,402

Schedule of Maturities for Financial Assets and Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of June 30, 2024	As of December, 31, 2023
Cash and cash equivalents	668,911	768,264
Trade receivables and trade receivables - related parties - (Restated)	184,576	187,742
Accrued income - related parties	34,135	152,605
Restricted cash	21,490	1,834
Other current receivables and other current receivables - related parties	18,056	35,496
Other non-current receivables	6,091	9,733
Total financial assets measured at amortized cost - (Restated)	$933,259	$1,155,674

Current and non-current liabilities to credit institutions - (Restated)	2,475,548	2,026,665
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	1,443,343	1,467,696
Accrued expenses and accrued expenses - related parties - (Restated)	552,093	720,759
Trade payables and trade payables - related parties - (Restated)	485,200	368,145
Current and non-current liabilities related to repurchase commitments - (Restated)	115,864	119,664
Interest-bearing current liabilities¹ and interest bearing current liabilities - related parties - (Restated)	106,827	93,361
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	82,264	53,257
Other current liabilities and other current liabilities - related parties - (Restated)	55,418	20,939
Advance payments from customers	18,694	16,415
Other non-current liabilities	11,571	64,990
Total financial liabilities measured at amortized cost - (Restated)	$5,346,822	$4,951,891
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 6 - Leases.
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of June 30, 2024:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Trade receivables and trade receivables - related parties - (Restated)	184,576	—	—	184,576
Accrued income - related parties	34,135	—	—	34,135
Restricted cash	—	21,490	—	21,490
Other current receivables and other current receivables - related parties	18,056	—	—	18,056
Other non-current receivables	—	6,091	—	6,091
Total financial assets - (Restated)	$236,767	$27,581	$—	$264,348

Current and non-current liabilities to credit institutions - (Restated)	1,539,331	936,217	—	2,475,548
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	—	1,422,752	20,591	1,443,343
Accrued expenses and accrued expenses - related parties - (Restated)	552,093	—	—	552,093
Trade payables and trade payables - related parties - (Restated)	485,200	—	—	485,200
Current and non-current liabilities related to repurchase commitments - (Restated)	79,315	36,549	—	115,864
Interest-bearing current liabilities and interest bearing current liabilities - related parties - (Restated)	106,827	—	—	106,827
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	78,488	3,776	—	82,264

Other current liabilities and other current liabilities - related parties - (Restated)	55,418	—	—	55,418
Advance payments from customers	18,694	—	—	18,694
Other non-current liabilities	—	11,571	—	11,571
Total financial liabilities - (Restated)	$2,915,366	$2,410,865	$20,591	$5,346,822